Consolidated Statements of Equity - CAD ($) $ in Thousands	Total	Share capital	Share-based payments reserve	Deficit	Accumulated other comprehensive income
Balance at Dec. 31, 2018	$ 464,115	$ 629,796	$ 6,750	$ (173,765)	$ 1,334
Balance (in Shares) at Dec. 31, 2018		210,102,476
Net loss for the year	(128,758)	$ 0	0	(128,758)	0
Share-based payment	789	0	789	0	0
Issuance of common shares –restricted share units	0	$ 1,428	(1,428)	0	0
Issuance of common shares –restricted share units (in Shares)		289,997
Balance at Dec. 31, 2019	336,146	$ 631,224	6,111	(302,523)	1,334
Balance (in Shares) at Dec. 31, 2019		210,392,473
Net loss for the year	(263,429)	$ 0	0	(263,429)	0
Share-based payment	983	0	983	0	0
Issuance of common shares –restricted share units	0	$ 274	(274)	0	0
Issuance of common shares –restricted share units (in Shares)		98,334
Balance at Dec. 31, 2020	$ 73,700	$ 631,498	$ 6,820	$ (565,952)	$ 1,334
Balance (in Shares) at Dec. 31, 2020		210,490,807